Income/loss (-) per share (Tables)	12 Months Ended
Dec. 31, 2022
Income/loss (-) per share
Schedule of income/loss per share

	Year ended December 31,
	2022	2021	2020
Loss per share:
Net loss attributable to owners of the parent (Euro, in thousands)	€(217,991)	€(103,231)	€(305,436)
Number of shares (thousands)
Weighted average number of shares for the purpose of basic income/loss (-) per share	65,699	65,500	65,075
Basic loss per share (Euros)	€(3.32)	€(1.58)	€(4.69)

Net loss attributable to owners of the parent (Euro, in thousands)	€(217,991)	€(103,231)	€(305,436)
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	65,699	65,500	65,075
Number of dilutive potential ordinary shares	—	—	—
Diluted loss per share (Euros)	€(3.32)	€(1.58)	€(4.69)